Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of revenues of major customers

	For the years ended December 31
In thousands of U.S. Dollars	2025	2024	2023
Charterer A	36,030	28,132	*
* None over 10%